Post-retirement benefits - Summary of total expense recognised in the income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	$ (137)	$ (125)	$ (165)
Past service cost	(2)	0	(36)
Curtailment gains	0	0	2
Settlement (losses)/gains	(1)	51	5
Net interest on net defined benefit liability	(49)	(58)	(79)
Non-investment expenses paid from the plans	(16)	(14)	(15)
Total defined benefit expense	(205)	(146)	(288)
Current employer service cost for defined contribution and industry-wide plans	(264)	(238)	(244)
Total expense recognised in the income statement	(469)	$ (384)	$ (532)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(131)
Past service cost	(2)
Curtailment gains	0
Settlement (losses)/gains	(1)
Net interest on net defined benefit liability	(22)
Non-investment expenses paid from the plans	(16)
Total defined benefit expense	(172)
Current employer service cost for defined contribution and industry-wide plans	(262)
Total expense recognised in the income statement	(434)
Other Benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(6)
Past service cost	0
Curtailment gains	0
Settlement (losses)/gains	0
Net interest on net defined benefit liability	(27)
Non-investment expenses paid from the plans	0
Total defined benefit expense	(33)
Current employer service cost for defined contribution and industry-wide plans	(2)
Total expense recognised in the income statement	$ (35)